Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended						3 Months Ended						0 Months Ended		3 Months Ended
	Mar. 31, 2014 USD ($) site	Mar. 31, 2014 Champion [Member] USD ($)	Mar. 31, 2014 Accrued Expenses and Other Current Liabilities [Member] USD ($)	Dec. 31, 2013 Accrued Expenses and Other Current Liabilities [Member] USD ($)	Mar. 31, 2014 Other Long-term Liabilities [Member] USD ($)	Dec. 31, 2013 Other Long-term Liabilities [Member] USD ($)	Mar. 31, 2014 Due on or before July 1, 2014 [Member] Champion [Member] USD ($)	Mar. 31, 2014 Due on or before October 1, 2014 [Member] Champion [Member] USD ($)	Mar. 31, 2014 Due on or before July 1, 2015 [Member] Champion [Member] USD ($)	Mar. 31, 2014 Due on or before July 1, 2016 [Member] Champion [Member] USD ($)	Mar. 31, 2014 Due on or before July 1, 2017 [Member] Champion [Member] USD ($)	Mar. 31, 2014 Due on or before July 1, 2018 [Member] Champion [Member] USD ($)	Apr. 16, 2014 Subsequent Event [Member] Maximum [Member] USD ($)	Feb. 09, 2014 U.S. Actions [Member] Defendant	Mar. 31, 2014 Canadian Actions [Member] USD ($)	Mar. 31, 2013 Canadian Actions [Member] USD ($)	Mar. 31, 2014 Product Recall [Member] USD ($)	Mar. 31, 2014 Product Recall [Member] EUR (€)	Mar. 31, 2014 New Jersey Site and California [Member] Maximum [Member] USD ($)
Loss Contingencies [Line Items]
Number of sites	5
Environmental accruals			$ 1.0	$ 1.0	$ 0.4	$ 0.5													$ 1.3
Completed remediation activities at manufacturing site	2
Remediation settlement costs	0.1
Remediation settlement expense													0.1
Number of defendants executed a settlement agreement														2
Post-trail costs															0.1	0.1
Scheduled payments		0.90					0.25	0.25	0.20	0.20	0.20	0.20
Reserves for estimated costs																	0.6
Payment of costs related to matter																	1.0	0.7
Remaining accrual of costs related to matter																	0.1	0.1
Total claims filed																	1.0	0.7
Insurance coverage claims																	0.9	0.6
Insurance coverage claims, recorded in warranty expenses																	$ 0.1	€ 0.1